Business Combinations (Details) - USD ($)	1 Months Ended	12 Months Ended
	Aug. 30, 2017	Dec. 31, 2017
Business Combinations [Abstract]
Purchase price	$ 1,740,102	$ 1,740,102
Cash and cash equivalents	670,244	670,244
Inventory	2,224,907	2,100,668
Accounts receivable	1,384,957	1,384,957
Grants receivable	190,002	190,002
Other current assets	21,819	21,819
Property, plant and equipment	1,728,151	3,633,826
Software licenses	35,513
Note receivable	540,032	540,032
Intangible assets	445,585	2,150,000
Total Assets Acquired	7,241,210	10,691,548
Current liabilities	2,452,166	2,225,735
Deferred charges	12,244	12,244
Non-current liabilities	2,401,913	2,401,913
Total Liabilities Assumed	4,866,323	4,639,892
Net Assets Acquired	2,374,887	6,015,656
Goodwill	$ (634,785)	$ (4,311,554)